Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity

20. Equity

a) Share capital

Upon incorporation of PicPay Netherlands on December 27, 2023, the Company issued 100 ordinary shares, with a nominal value of €0.01 each, to J&F International.

On December 29, 2023, J&F International transferred the beneficial entitlement to: (i) 4% of the issued shares of PicPay Netherlands to Stichting JAB; (ii) 3% of the issued shares of PicPay Netherlands to Stichting ACC Family; (iii) 1% of the issued shares of PicPay Netherlands to Stichting AGR; and (iv) 1% of the issued shares of PicPay Netherlands to Stichting ECS. The legal transfer of these shares was effected on March 14, 2024.

On December 30, 2023, J&F International, at that time the beneficial holder of 100% of the Class B common shares of PicS Ltd. (representing 99.615% of the total issued and outstanding common shares of PicS Ltd.), contributed the beneficial entitlement to these common shares to PicPay Netherlands, by way of a share premium contribution on the shares in the capital of PicPay Netherlands. The legal transfer of the Class B common shares of PicS Ltd. to PicPay Netherlands was effected on March 14, 2024. As of the date of this prospectus, PicPay Netherlands directly holds 100% of the Class B common shares of PicS Ltd. (representing 99.615% of the total issued and outstanding common shares of PicS Ltd.) and indirectly owns the beneficial entitlement to 100% of the Class A common shares of PicS Ltd. (representing 0.385% of the total issued and outstanding common shares of PicS Ltd.).

Effective as of December_31, 2023, J&F International transferred the beneficial entitlement to 9% of the issued shares of PicPay Netherlands to Banco Original in consideration for the partial repayment of an outstanding debt to Banco Original that J&F International had assumed from its sole shareholder, J&F Participações. The legal transfer of these shares was effected on March 14, 2024.

As effected on March 14, 2024, the Shareholder contributed the beneficial entitlement of its total shares of PicS by way of a share premium contribution in the total amount of R$ 1,304,767 without the issuance of any new shares in the capital of the Company.

On July 11, 2024, J&F Participações invested R$ 1,309 in PicS N.V without the issuance of new shares.

On September 6, 2024, J&F Participações invested R$ 2,451 in PicS N.V without the issuance of new shares.

On September 12, 2024, an ordinary resolution approved a stock split in the proportion of 2 to 1 shares a par value from EUR 0.01 to EUR 0.005.

On December 23, 2024, J&F International invested R$ 101,268 in PicS N.V without the issuance of new shares. On the same date PicS N.V invested the same amount in PicS Ltd without the issuance of new shares. On the same date PicS Ltd invested R$ 101,796 in PicS Holding through the issue and subscription of 101,796,000 quotas, all nominative and with par value of R$ 1. On the same date PicS Holding invested R$ 100,000 in PicPay Bank through the issue and subscription of 27,943,204 shares, all nominative and without par value.

On February 26, 2025, J&F International invested R$ 319,901 in PicS N.V without the issuance of new shares. On the same date, PicS N.V invested the same amount in PicS Ltd, without the issuance of new shares. On February 27, 2025, PicS Ltd invested R$ 321,490 in PicS Holding, through the issue and subscription of 321,489,832 quotas, all nominative and with par value of R$ 1. On the same date, PicS Holding invested R$ 321,750 in PicPay Bank, through the issue and subscription of 88,121,683 shares, all nominative and without par value.

On March 25, 2025, J&F International invested R$ 50,290 in PicS N.V without the issuance of new shares. On March 26, 2025, PicS N.V invested the same amount in PicS Ltd, without the issuance of new shares. On the same date, PicS Ltd invested R$ 50,775 in PicS Holding, through the issue and subscription of 50,774,637 quotas, all nominative and with a par value of R$ 1. On March 27, 2025, PicS Holding invested R$ 50,000 in PicPay Bank, through the issue and subscription of 31,643,364 shares, all nominative and without par value.

On April 28, 2025, J&F International invested R$ 125,524 in PicS N.V without the issuance of new shares. On April 29, 2025, PicS N.V invested R$ 122,073 in PicS Ltd., without the issuance of new shares. On April 30, 2025, PicS Ltd. invested R$ 121,616 in PicS Holding through the issuance and subscription of 121,616,277 quotas, all nominative and with a par value of R$ 1.00 each. Later, on the same day, PicS Holding invested R$ 121,154 in PicPay Bank through the issuance and subscription of 49,627,302 shares, all nominative and without par value.

On May 27, 2025, J&F International invested R$ 49,989 in PicS N.V without the issuance of new shares. On the same day ,PicS N.V invested the same amount in PicS Ltd., without the issuance of new shares. On May 28, 2025, PicS Ltd. invested R$ 50,164 in PicS Holding through the issuance and subscription of 50,163,586 quotas, all nominative and with a par value of R$ 1.00 each. On May 29, 2025, PicS Holding invested R$ 49,973 in PicPay Bank through the issuance and subscription of 21,777,231 shares, all nominative and without par value.

On June 19, 2025, J&F International transferred one share issued by PicS N.V, with a nominal value of EUR 0.005 to Banco Original, and from this date Banco Original holds 9.5% of the share capital of the Company. On the same date, Stichting JAB distributed 1 share issued by PicS N.V to Mr. José Antonio Batista, who transferred this 1 share to Mr. Albino Andrade de Pinho, from this date, Mr. Albino Andrade de Pinho holds 0.5% of the share capital of the Company.

On July 21, 2025, J&F International invested R$ 108,442 in PicS N.V without the issuance of new shares. On the same date, PicS N.V invested the same amount in PicS Ltd. without the issuance of new shares. On July 23, 2025, PicS Ltd. invested R$ 108,317 in PicS Holding through the issuance and subscription of 108,317,593 quotas, all nominative and with par value of R$ 1.00 each. On the same date, PicS Holding invested R$ 107,906 in PicPay Bank through the issuance and subscription of 46,423,381 shares, all nominative and without par value.

On September 23, 2025, J&F International invested R$ 149,358 in PicS N.V without the issuance of new shares. On September 24, 2025, PicS N.V invested the same amount in PicS Ltd., without the issuance of new shares. On September 25, 2025, PicS Ltd. invested R$ 150,394 in PicS Holding through the issuance and subscription of 150,000,000 quotas, all nominative and with a par value of R$ 1.00 each. On September 26, 2025, PicS Holding invested R$ 150,000 in PicPay Bank through the issuance and subscription of 60,880,607 shares, all nominative and without par value.

On November 25, 2025, J&F International invested R$ 360,000 in PicS N.V without the issuance of new shares. On the same day, PicS N.V invested the same amount in PicS Ltd., also without the issuance of new shares. Subsequently, PicS Ltd. invested the same amount in PicS Holding through the issuance and subscription of 360,000,000 nominative quotas, each with a par value of R$ 1.00.

On November 26, 2025, a disproportional partial spin-off of PicS Holding was approved, which involved the transfer of a portion of its equity, totaling R$ 360,000, to J&F Participações S.A. As a result, J&F Participações S.A.’s direct interest in PicS Holding was terminated.

On December 24, 2025, J&F International invested R$ 20,000 in PicS N.V without the issuance of new shares, On December 29, 2025, PicS N.V invested R$ 1,800 in PicPay Participações through the issuance and subscription of 1,800,000 nominative quotas, each with a par value of R$ 1.00.

As of December 31, 2025, the total share capital incorporated under Dutch law is EUR 1 divided into 200 shares, each with par value of EUR 0.005, all nominative and entitled to 1 vote per share and with priority in the distribution of dividends.

Following the completion of this transaction, PicS Ltd. became the holder of 100% of the share capital of PicS Holding.

On December 31, 2025, by virtue of a Sale and Purchase Agreement, J&F International transferred one share issued by PicS N.V, with a nominal value of EUR 0.005 to Stichting JAB, from this date Stichting JAB holds 4% of the share capital of the Company.

Events of non-controlling interest without a change in control

On June 28, 2024, J&F Participações invested R$ 100,000 in PicS Holding, through the issue and subscription of 100,000,000 quotas, all nominative and with par value of R$ 1. On the same date PicS Holding invested the same amount in PicPay Bank through the issue and subscription of 32,046,456 shares, all nominative and without par value.

On September 19, 2024, J&F Participações invested R$ 130,000 in PicS Holding, through the issue and subscription of 130,000,000 quotas, all nominative and with par value of R$ 1. On the same date PicS Holding invested the same amount in PicPay Bank through the issue and subscription of 37,692,578 shares, all nominative and without par value.

b) Composition of share capital

As of December 31, 2025 - PicS N.V

	December 31, 2025		December 31, 2024
	Number of shares	Total shares %	Number of shares	Total shares %
Shareholder
J&F International B.V.	162	81.0000%	164	82.0000%
Stichting JAB	8	4.0000%	8	4.0000%
Stichting ACC Family	6	3.0000%	6	3.0000%
Stichting AGR	2	1.0000%	2	1.0000%
Stichting ECS	2	1.0000%	2	1.0000%
Banco Original S.A.	19	9.5000%	18	9.0000%
Albino Andrade de Pinho	1	0.5000%	-	0.0000%
Total	200	100.00%	200	100.00%

c) Earnings per share

	December 31, 2025	December 31, 2024	December 31, 2023

Profit attributable to the Company’s shareholders	1,091,487	217,574	34,523
Weighted average quantity of shares	200	200	200
Earnings per share – basic and diluted	5,457	1,088	172,615

There is no difference between the calculation of basic and diluted loss per share as there are no potentially dilutive shares in issuance.

d) Share based long term incentive plan (LTIP)

PicPay operates a Long-Term Incentive Plan (“LTIP”) for employees from junior to executive levels. The LTIP was established by PicS Ltd on July 1, 2021 and was adopted by the Company and its subsidiaries. The LTIP is designed to support the Group’s long-term success by retaining key talents and aligning employees’ interests with those of the Group.

Under the LTIP, eligible employees may be granted awards that are either equity-settled or cash-settled, depending on the terms of each individual grant and the employee’s role. Awards granted under the LTIP are generally subject to both a service condition, requiring participants to remain actively employed by PicPay throughout the relevant vesting periods; and a non-market performance condition, requiring the occurrence of a qualifying liquidity event, defined as either (a) an initial public offering (“IPO”) of PicPay’s shares, or (b) a private placement of PicPay’s shares to third parties, as specified in the plan rules.

The overall vesting period is 5 years, divided into five annual tranches, each representing 20% of the total award. The first tranche vested after one full year of service from July 1, 2021. PicPay had the ability to elect additional beneficiaries after July 19, 2021, to whom the same vesting schedule applies. For beneficiaries hired after July 1, 2021, vesting periods start on fixed dates depending on the quarter of hire, as set out in the plan rules.

An award is considered vested only when both the service condition and the liquidity condition have been satisfied. Once an award has been vested, settlement (either in shares for equity-settled awards or in cash for cash-settled awards) is made within 30 days following the occurrence of the liquidity event. If the liquidity event occurs after the end of the original five-year vesting period, vested awards remain outstanding and the beneficiaries retain their entitlement, subject to the other terms of the plan.

As of December 31, 2025, management reassessed the likelihood of a qualifying liquidity event, considering the status of the Company’s listing process, prevailing capital market conditions and other relevant factors. Based on this reassessment, management concluded that the occurrence of an initial public offering had become probable within the contractual life of the LTIP. This change in estimate resulted in the initial recognition of the cumulative share-based payment expense for services rendered by employees from the grant dates of the awards through December 31, 2025.

For the year ended December 31, 2025, the Group recognized a total share-based payment expense related to the LTIP of R$ 205,640, of which R$ 131,325 relates to equity-settled awards and R$ 74,314 relates to cash-settled awards. These shares were not distributed at the moment . This expense is presented within “Personnel expenses” in the consolidated statement of profit or loss.

The cumulative amount recognized in equity at December 31, 2025 in connection with equity-settled LTIP awards is R$ 131,325, recorded in “Capital reserve” in the consolidated statement of financial position. No amounts had been recognized in equity in prior periods.

With respect to the cash-settled component of the LTIP, the Group recognized a share-based payment liability of R$ 74,314 as of December 31, 2025, presented within “Labor obligations” in the consolidated statement of financial position.

On January 30, 2026, the completion of the IPO satisfied the non-market performance (liquidity) condition of the LTIP, and, to the extent that the service condition had been met by the beneficiaries at the IPO date, a portion of the outstanding LTIP awards vested and became eligible for settlement in cash or shares, as applicable.